Other Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Income [Abstract]
Atm and check card fees	$ 534	$ 487
Wire transfer fees	95	88
Safe deposit box fees	68	59
Other	147	80
Total other income	$ 844	$ 714